Business acquisitions - Schedule of business combination (Details) $ in Millions, $ in Millions	Nov. 17, 2023 USD ($)	Dec. 01, 2021 CAD ($)
Fair value of net assets acquired:
Income taxes receivable	$ 1
Spray Lake Acquisition
West Fraser purchase consideration:
Cash consideration	102	$ 140
Fair value of net assets acquired:
Cash	1
Accounts receivable	3
Inventories	24
Prepaid expenses	1
Property, plant and equipment	58
Timber licenses	42
Payables and accrued liabilities	(8)
Other liabilities	(3)
Deferred income tax liabilities	(18)
Identifiable assets acquired (liabilities assumed)	$ 102